Supplemental Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information
3.	Supplemental Balance Sheet Information

Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	March 31, 2025	December 31, 2024
Insurance expenses	$395,197	$509,428
Administrative expenses	—	325,051
Research and development expenses	240,818	—
	$636,015	$834,479

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	March 31, 2025	December 31, 2024
Accrued research and development expenses	$4,043,237	$1,449,646
Accrued compensation expenses	1,357,606	785,230
Accrued legal expenses	377,279	58,767
Accrued stock issuance expenses	400,000	—
Accrued accounting fees	83,187	—
	$6,261,309	$2,293,643

3.	Supplemental Balance Sheet Information

Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2024	2023
Insurance	$509,428	$—
Administrative expenses	325,051	—
	$834,479	$—

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2024	2023
Accrued research and development	$1,449,646	$856,144
Accrued compensation expenses – related parties	785,230
Accrued legal expenses	58,767	—
	$2,293,643	$856,144